ALPS ETF TRUST

Fund	Ticker	Principal Listing Exchange
ALPS REIT Dividend Dogs ETF	RDOG	NYSE Arca, Inc.
ALPS Equal Sector Weight ETF	EQL	NYSE Arca, Inc.
Alerian MLP ETF	AMLP	NYSE Arca, Inc.
ALPS Sector Dividend Dogs ETF	SDOG	NYSE Arca, Inc.
Barron’s 400SM ETF	BFOR	NYSE Arca, Inc.
ALPS International Sector Dividend Dogs ETF	IDOG	NYSE Arca, Inc.
RiverFront Strategic Income Fund	RIGS	NYSE Arca, Inc.
Alerian Energy Infrastructure ETF	ENFR	NYSE Arca, Inc.
ALPS Emerging Sector Dividend Dogs ETF	EDOG	NYSE Arca, Inc.
ALPS Medical Breakthroughs ETF	SBIO	NYSE Arca, Inc.
RiverFront Dynamic Core Income ETF	RFCI	NYSE Arca, Inc.
RiverFront Dynamic US Dividend Advantage ETF	RFDA	NYSE Arca, Inc.
RiverFront Dynamic US Flex-Cap ETF	RFFC	NYSE Arca, Inc.
ALPS Disruptive Technologies ETF	DTEC	NYSE Arca, Inc.
ALPS Clean Energy ETF	ACES	NYSE Arca, Inc.

(EACH, A “FUND,” AND TOGETHER, THE “FUNDS”)

SUPPLEMENT DATED NOVEMBER 17, 2021 TO THE STATEMENT OF ADDITIONAL

INFORMATION DATED MARCH 31, 2021, AS SUPPLEMENTED

Effective immediately, the “Officers” table under the “Trustees and Officers” section in the Statement of Additional Information is hereby deleted and replaced in its entirety with the following:

OFFICERS

Name, Address and Year of Birth of Officer	Position(s) Held with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years
Laton Spahr, 1975	President	Since June 2021	Mr. Spahr joined ALPS in 2019 and currently serves as President and Portfolio Manager of AAI. Prior to his current role, Mr. Spahr was a Senior Vice President and Strategy Leader of the Value & Income Team for Oppenheimer Funds from 2013 to 2019.
Matthew Sutula, 1985	Chief Compliance Officer (“CCO”)	Since December 2019	Mr. Sutula joined ALPS in 2012 and currently serves as Chief Compliance Officer of AAI. Prior to his current role, Mr. Sutula served as interim Compliance Officer of the Trust (September 2019 to December 2019). Compliance Manager and Senior Compliance Analyst for AAI, as well as Compliance Analyst for AFS. Prior to joining ALPS, he spent seven years at Morningstar, Inc. in various analyst roles supporting the registered investment company databases. Mr. Sutula is also Chief Compliance Officer of Principal Real Estate Income Fund, ALPS Variable Investment Trust, RiverNorth Opportunities Fund, Inc., Liberty All-Star Equity Fund and Liberty All-Star Growth Fund, Inc.

Kathryn Burns, 1976	Treasurer	Since September 2018	Ms. Burns serves as Vice President, Director of Fund Operations of AAI since 2018. From 2013 to 2018, she served as Vice President and Fund Controller at AFS. Prior to joining ALPS, she worked at Old Mutual Capital where she served as Vice President and Chief Compliance Officer (2010 – 2012) and Regulatory Reporting Manager and Assistant Treasurer to the Old Mutual Funds Trusts (2006 – 2012). She also served as a CPA for PricewaterhouseCoopers LLP. Ms. Burns also serves as Treasurer of Boulder Growth & Income Fund, Inc. and as President of ALPS Variable Investment Trust, Principal Real Estate Income Fund and RiverNorth Opportunities Fund, Inc.
Brendan Hamill, 1986	Secretary	Since September 2021	Mr. Hamill joined ALPS in August 2021, and is currently Vice President and Principal Legal Counsel. Prior to joining ALPS, Mr. Hamill was an attorney at Lewis Brisbois Bisgaard & Smith, LLP (law firm) (December 2018-August 2021) and Vedder Price, P.C. (law firm) (August 2015-December 2018). Mr. Hamill also serves as Secretary of Financial Investors Trust, Secretary of ALPS Variable Investment Trust, Secretary of Principal Real Estate Income Fund, Vice President and Secretary of Boulder Growth & Income Fund, Inc., and Assistant Secretary of James Advantage Funds.

*	The business address of each Officer is c/o ALPS Advisors, Inc., 1290 Broadway, Suite 1000, Denver, Colorado 80203. Each Officer is deemed an affiliate of the Trust as defined under the 1940 Act.

**	This is the period for which the Officer began serving the Trust. Each Officer serves an indefinite term, until her/her successor is elected.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE.

ALPS ETF TRUST

Fund	Ticker	Principal Listing Exchange
ALPS Active REIT ETF	REIT	Nasdaq Stock Market, LLC

SUPPLEMENT DATED NOVEMBER 17, 2021 TO THE STATEMENT OF ADDITIONAL

INFORMATION DATED FEBRUARY 23, 2021, AS SUPPLEMENTED

Effective immediately, the “Officers” table under the “Trustees and Officers” section in the Statement of Additional Information is hereby deleted and replaced in its entirety with the following:

OFFICERS

Name, Address and Year of Birth of Officer	Position(s) Held with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years
Laton Spahr, 1975	President	Since June 2021	Mr. Spahr joined ALPS in 2019 and currently serves as President and Portfolio Manager of AAI. Prior to his current role, Mr. Spahr was a Senior Vice President and Strategy Leader of the Value & Income Team for Oppenheimer Funds from 2013 to 2019.
Matthew Sutula, 1985	Chief Compliance Officer (“CCO”)	Since December 2019	Mr. Sutula joined ALPS in 2012 and currently serves as Chief Compliance Officer of AAI. Prior to his current role, Mr. Sutula served as interim Compliance Officer of the Trust (September 2019 to December 2019). Compliance Manager and Senior Compliance Analyst for AAI, as well as Compliance Analyst for AFS. Prior to joining ALPS, he spent seven years at Morningstar, Inc. in various analyst roles supporting the registered investment company databases. Mr. Sutula is also Chief Compliance Officer of Principal Real Estate Income Fund, ALPS Variable Investment Trust, RiverNorth Opportunities Fund, Inc., Liberty All-Star Equity Fund and Liberty All-Star Growth Fund, Inc.
Kathryn Burns, 1976	Treasurer	Since September 2018	Ms. Burns serves as Vice President, Director of Fund Operations of AAI since 2018. From 2013 to 2018, she served as Vice President and Fund Controller at AFS. Prior to joining ALPS, she worked at Old Mutual Capital where she served as Vice President and Chief Compliance Officer (2010 – 2012) and Regulatory Reporting Manager and Assistant Treasurer to the Old Mutual Funds Trusts (2006 – 2012). She also served as a CPA for PricewaterhouseCoopers LLP. Ms. Burns also serves as Treasurer of Boulder Growth & Income Fund, Inc. and as President of ALPS Variable Investment Trust, Principal Real Estate Income Fund and RiverNorth Opportunities Fund, Inc.

Brendan Hamill, 1986	Secretary	Since September 2021	Mr. Hamill joined ALPS in August 2021, and is currently Vice President and Principal Legal Counsel. Prior to joining ALPS, Mr. Hamill was an attorney at Lewis Brisbois Bisgaard & Smith, LLP (law firm) (December 2018-August 2021) and Vedder Price, P.C. (law firm) (August 2015-December 2018). Mr. Hamill also serves as Secretary of Financial Investors Trust, Secretary of ALPS Variable Investment Trust, Secretary of Principal Real Estate Income Fund, Vice President and Secretary of Boulder Growth & Income Fund, Inc., and Assistant Secretary of James Advantage Funds.

*	The business address of each Officer is c/o ALPS Advisors, Inc., 1290 Broadway, Suite 1000, Denver, Colorado 80203. Each Officer is deemed an affiliate of the Trust as defined under the 1940 Act.

**	This is the period for which the Officer began serving the Trust. Each Officer serves an indefinite term, until her/her successor is elected.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE.

ALPS ETF TRUST

Fund	Ticker	Principal Listing Exchange
ALPS GLOBAL TRAVEL BENEFICIARIES ETF	JRNY	NYSE Arca, Inc.

SUPPLEMENT DATED NOVEMBER 17, 2021 TO THE STATEMENT OF ADDITIONAL

INFORMATION DATED SEPTEMBER 1, 2021, AS SUPPLEMENTED

Effective immediately, the “Officers” table under the “Trustees and Officers” section in the Statement of Additional Information is hereby deleted and replaced in its entirety with the following:

OFFICERS

Name, Address and Year of Birth of Officer	Position(s) Held with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years
Laton Spahr, 1975	President	Since June 2021	Mr. Spahr joined ALPS in 2019 and currently serves as President and Portfolio Manager of AAI. Prior to his current role, Mr. Spahr was a Senior Vice President and Strategy Leader of the Value & Income Team for Oppenheimer Funds from 2013 to 2019.
Matthew Sutula, 1985	Chief Compliance Officer (“CCO”)	Since December 2019	Mr. Sutula joined ALPS in 2012 and currently serves as Chief Compliance Officer of AAI. Prior to his current role, Mr. Sutula served as interim Compliance Officer of the Trust (September 2019 to December 2019). Compliance Manager and Senior Compliance Analyst for AAI, as well as Compliance Analyst for AFS. Prior to joining ALPS, he spent seven years at Morningstar, Inc. in various analyst roles supporting the registered investment company databases. Mr. Sutula is also Chief Compliance Officer of Principal Real Estate Income Fund, ALPS Variable Investment Trust, RiverNorth Opportunities Fund, Inc., Liberty All-Star Equity Fund and Liberty All-Star Growth Fund, Inc.
Kathryn Burns, 1976	Treasurer	Since September 2018	Ms. Burns serves as Vice President, Director of Fund Operations of AAI since 2018. From 2013 to 2018, she served as Vice President and Fund Controller at AFS. Prior to joining ALPS, she worked at Old Mutual Capital where she served as Vice President and Chief Compliance Officer (2010 – 2012) and Regulatory Reporting Manager and Assistant Treasurer to the Old Mutual Funds Trusts (2006 – 2012). She also served as a CPA for PricewaterhouseCoopers LLP. Ms. Burns also serves as Treasurer of Boulder Growth & Income Fund, Inc. and as President of ALPS Variable Investment Trust, Principal Real Estate Income Fund and RiverNorth Opportunities Fund, Inc.

Brendan Hamill, 1986	Secretary	Since September 2021	Mr. Hamill joined ALPS in August 2021, and is currently Vice President and Principal Legal Counsel. Prior to joining ALPS, Mr. Hamill was an attorney at Lewis Brisbois Bisgaard & Smith, LLP (law firm) (December 2018-August 2021) and Vedder Price, P.C. (law firm) (August 2015-December 2018). Mr. Hamill also serves as Secretary of Financial Investors Trust, Secretary of ALPS Variable Investment Trust, Secretary of Principal Real Estate Income Fund, Vice President and Secretary of Boulder Growth & Income Fund, Inc., and Assistant Secretary of James Advantage Funds.

*	The business address of each Officer is c/o ALPS Advisors, Inc., 1290 Broadway, Suite 1000, Denver, Colorado 80203. Each Officer is deemed an affiliate of the Trust as defined under the 1940 Act.

**	This is the period for which the Officer began serving the Trust. Each Officer serves an indefinite term, until her/her successor is elected.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE.

ALPS ETF TRUST

Fund	Ticker	Principal Listing Exchange
ALPS HILLMAN ACTIVE VALUE ETF	HVAL	NYSE Arca, Inc.

SUPPLEMENT DATED NOVEMBER 17, 2021 TO THE STATEMENT OF ADDITIONAL

INFORMATION DATED JUNE 28, 2021, AS SUPPLEMENTED

Effective immediately, the “Officers” table under the “Trustees and Officers” section in the Statement of Additional Information is hereby deleted and replaced in its entirety with the following:

OFFICERS

Name, Address and Year of Birth of Officer	Position(s) Held with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years
Laton Spahr, 1975	President	Since June 2021	Mr. Spahr joined ALPS in 2019 and currently serves as President and Portfolio Manager of AAI. Prior to his current role, Mr. Spahr was a Senior Vice President and Strategy Leader of the Value & Income Team for Oppenheimer Funds from 2013 to 2019.
Matthew Sutula, 1985	Chief Compliance Officer (“CCO”)	Since December 2019	Mr. Sutula joined ALPS in 2012 and currently serves as Chief Compliance Officer of AAI. Prior to his current role, Mr. Sutula served as interim Compliance Officer of the Trust (September 2019 to December 2019). Compliance Manager and Senior Compliance Analyst for AAI, as well as Compliance Analyst for AFS. Prior to joining ALPS, he spent seven years at Morningstar, Inc. in various analyst roles supporting the registered investment company databases. Mr. Sutula is also Chief Compliance Officer of Principal Real Estate Income Fund, ALPS Variable Investment Trust, RiverNorth Opportunities Fund, Inc., Liberty All-Star Equity Fund and Liberty All-Star Growth Fund, Inc.
Kathryn Burns, 1976	Treasurer	Since September 2018	Ms. Burns serves as Vice President, Director of Fund Operations of AAI since 2018. From 2013 to 2018, she served as Vice President and Fund Controller at AFS. Prior to joining ALPS, she worked at Old Mutual Capital where she served as Vice President and Chief Compliance Officer (2010 – 2012) and Regulatory Reporting Manager and Assistant Treasurer to the Old Mutual Funds Trusts (2006 – 2012). She also served as a CPA for PricewaterhouseCoopers LLP. Ms. Burns also serves as Treasurer of Boulder Growth & Income Fund, Inc. and as President of ALPS Variable Investment Trust, Principal Real Estate Income Fund and RiverNorth Opportunities Fund, Inc.

Brendan Hamill, 1986	Secretary	Since September 2021	Mr. Hamill joined ALPS in August 2021, and is currently Vice President and Principal Legal Counsel. Prior to joining ALPS, Mr. Hamill was an attorney at Lewis Brisbois Bisgaard & Smith, LLP (law firm) (December 2018-August 2021) and Vedder Price, P.C. (law firm) (August 2015-December 2018). Mr. Hamill also serves as Secretary of Financial Investors Trust, Secretary of ALPS Variable Investment Trust, Secretary of Principal Real Estate Income Fund, Vice President and Secretary of Boulder Growth & Income Fund, Inc., and Assistant Secretary of James Advantage Funds.

*	The business address of each Officer is c/o ALPS Advisors, Inc., 1290 Broadway, Suite 1000, Denver, Colorado 80203. Each Officer is deemed an affiliate of the Trust as defined under the 1940 Act.

**	This is the period for which the Officer began serving the Trust. Each Officer serves an indefinite term, until her/her successor is elected.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE.